Consolidated Statement Of Equity - USD ($) $ in Millions	Total	General Partner [Member]	Common Unitholders [Member]	Class D Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 7,388	$ 0	$ 52	$ 0	$ 1	$ 7,335
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(666)	(2)	(664)	0	0	0
Distributions to noncontrolling interest	(1,017)	0	0	0	0	(1,017)
Units issued in Merger | Subsidiary units issued in certain acquisitions [Member]	2,295
Units issued in Merger	2,354	0	2,354	0	0	0
Subsidiary equity offerings, net of issue costs	1,103	0	33	0	0	1,070
Subsidiary unit transactions	2,295	0	47	0	0	2,248
Non-cash compensation expense, net of units tendered by employees for tax withholdings	32	0	1	0	0	31
Capital contributions received from noncontrolling interest	42	0	0	0	0	42
ETP Holdco Transaction (see Note 3)	3,580	0	0	0	0	3,580
Other, net	(11)	0	0	0	0	(11)
Other comprehensive income, net of tax	(24)	0	0	0	(13)	(11)
Net income	1,274	2	302	0	0	970
Balance at Dec. 31, 2012	16,350	0	2,125	0	(12)	14,237
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(733)	(2)	(731)	0	0	0
Distributions to noncontrolling interest	(1,428)	0	0	0	0	(1,428)
Units issued in Merger | Subsidiary units issued in certain acquisitions [Member]	0
Units issued in Merger	0
Subsidiary equity offerings, net of issue costs	1,759	0	122	0	0	1,637
Subsidiary unit transactions	0	(1)	(506)	0	0	507
Non-cash compensation expense, net of units tendered by employees for tax withholdings	54	0	1	6	0	47
Capital contributions received from noncontrolling interest	18	0	0	0	0	18
Other, net	(35)	0	0	0	4	(39)
Conversion of Regency Preferred Units for Regency Common Units	41	0	0	0	0	41
Deemed distribution related to SUGS Transaction	(141)	0	(141)	0	0	0
Other comprehensive income, net of tax	79	0	0	0	17	62
Net income	315	0	196	0	0	119
Balance at Dec. 31, 2013	16,279	(3)	1,066	6	9	15,201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to partners	(821)	(2)	(817)	(2)	0	0
Distributions to noncontrolling interest	(1,905)	0	0	0	0	(1,905)
Units issued in Merger | Subsidiary units issued in certain acquisitions [Member]	0
Units issued in Merger	0
Subsidiary unit transactions | Subsidiary units issued in certain acquisitions [Member]	5,815	0	211	0	0	5,604
Subsidiary unit transactions | Subsidiary units issued to Parent [Member]	0	0	(99)	0	0	99
Subsidiary unit transactions | Subsidiary units issued for cash [Member]	3,057	0	148	2	0	2,907
Capital contributions received from noncontrolling interest	139	0	0	0	0	139
Other, net	(3)	0	30	0	0	(33)
Other comprehensive income, net of tax	(117)	0	0	0	(14)	(103)
Net income	1,124	2	629	2	0	491
Balance at Dec. 31, 2014	22,314	(1)	648	22	(5)	21,650
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash paid for acquisition of a noncontrolling interest	(319)	0	0	0	0	(319)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	0	2	480	0	0	(482)
Partners' Capital Account, Unit-based Compensation	65	0	0	14	0	51
Stock Repurchased During Period, Value	$ (1,000)	$ 0	$ (1,000)	$ 0	$ 0	$ 0